RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTIES
Schedule of key management compensation:

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,189	1,486	1,668
Post-employment benefits	56	64	91
Share-based payments	407	1,041	1,611
Other long-term benefits	35	44	54

Schedule of balances with related parties

	December 31,
	2023	2022

	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	206	191